N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments April 28, 2017 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.4%)

Education (1.4%)
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	$200,000	$212,156
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	277,025
Sedgwick Cnty Unified Sch 5.250% 09/01/20	345,000	364,962
Sedgwick Cnty Unified Sch 5.250% 09/01/20	15,000	15,834
		869,977
General Obligation (47.0%)
Bourbon Cnty KS USD #234 (Fort Scott) GO 5.000% 09/01/27	250,000	291,840
Bourbon Cnty KS USD #234 (Fort Scott) GO 5.000% 09/01/28	250,000	288,157
Bourbon Cnty KS USD #234 (Fort Scott) GO 5.000% 09/01/29	250,000	284,825
Bourbon Cnty KS USD #234 (Fort Scott) GO 5.000% 09/01/30	250,000	283,585
Bourbon Cnty KS USD #234 (Fort Scott) GO 5.000% 09/01/31	500,000	564,125
Butler Cnty KS USD #402 (Augusta) GO 5.250% 09/01/21	560,000	592,245
Butler Cnty KS USD #402 (Augusta) GO 4.000% 09/01/30	250,000	273,130
Butler Cnty KS USD #385 (Andover) GO Ref & Impt 5.000% 09/01/18	500,000	527,540
Clay Cnty KS Ref & Impt GO 4.000% 10/01/36	500,000	513,345
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	105,841
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	517,597
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	354,975
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	107,838
Douglas Cnty KS USD #348 Baldwin GO 4.000% 09/01/30	250,000	276,468
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	265,260
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	409,313
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	273,595
*Franklin Cnty KS USD #290 5.000% 09/01/40	3,000,000	3,319,920
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	261,587
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	211,654
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,058,270
Jackson Cnty KS USD #336 5.000% 09/01/29	250,000	283,193
Jackson Cnty KS USD #336 5.000% 09/01/34	250,000	277,665
Johnson & Miami Cnty KS USD #230 4.000% 09/01/36	500,000	510,795
Johnson Cnty KS USD #231 5.000% 10/01/25	250,000	293,393
Johnson Cnty KS USD #233 G.O. 4.000% 09/01/29	500,000	549,690
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	157,257
Junction City KS Ref & Impt 5.000% 09/01/25	245,000	248,450
Junction City KS Ref & Impt 5.000% 09/01/25	5,000	5,073
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	107,443
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	107,790
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	108,020
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	220,386
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	328,578
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,101,250
Leavenworth Cnty KS USD #458 5.000% 09/01/29	500,000	571,480
Leavenworth Cnty KS USD #469 Lansing 4.000% 09/01/30	320,000	344,006
Leavenworth Cnty KS USD #469 Lansing 4.000% 09/01/32	500,000	528,445
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	106,139
Manhattan KS GO 5.000% 11/01/28	130,000	136,569
Miami Cnty KD USD #368 5.000% 09/01/27	135,000	154,941
Miami Cnty KD USD #368 5.000% 09/01/27	105,000	120,558
Miami Cnty KD USD #368 5.000% 09/01/27	10,000	11,254
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	253,615
Neosho Cnty KS USD #413 4.000% 09/01/31	250,000	262,748
Newton KS Unlimited GO 5.000% 09/01/21	100,000	109,150
Newton KS Unlimited GO 4.750% 09/01/29	435,000	472,293
Park City KS 5.100% 12/01/20	200,000	221,050
Park City KS 5.500% 12/01/24	100,000	111,546
Park City KS 6.000% 12/01/29	500,000	564,115
City of Park City KS 5.375% 12/1/25	250,000	277,115
Salina KS GO 4.625% 10/01/27	200,000	203,186
Scott Cnty KS Ref GO 5.000% 04/01/32	500,000	577,610
Sedgwick Cnty KS USD #261 5.000% 11/01/21	245,000	250,236
Sedgwick Cnty KS USD #261 5.000% 11/01/21	5,000	5,114
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	105,896
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	513,664
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	15,650
Sedgwick Cnty Unified Sch 5.000% 09/01/24	245,000	258,360
Sedgwick Cnty Unified Sch 5.000% 09/01/24	5,000	5,254
Sedgwick Cnty KS USD #262 5.000% 09/01/35	1,000,000	1,128,510
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	789,982
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	263,663
Sedgwick Cnty Unified Sch 5.250% 09/01/19	215,000	227,440
Sedgwick Cnty Unified Sch 5.250% 09/01/19	10,000	10,572
Seward Cty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/34	260,000	291,863
Seward Cty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/34	240,000	261,679
Seward Cty KS USD #480 GO 5.000% 09/01/34	500,000	589,000
Seward Cty KS USD #480 GO 4.250% 09/01/39	500,000	519,175
Seward Cty KS USD #480 GO 5.000% 09/01/33	85,000	99,842
Seward Cty KS USD #480 GO 5.000% 09/01/33	415,000	464,053
Wichita KS GO 4.500% 09/01/22	150,000	153,093
Wichita KS GO 4.750% 09/01/27	180,000	183,526
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	252,647
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	505,295
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	106,359
Wyandotte Cnty KS USD #202 5.000% 09/01/25	250,000	292,860
Wyandotte Cnty KS USD #500 GO 5.000% 09/01/26	1,000,000	1,190,190
		28,589,836
Health Care (21.0%)
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/30	1,020,000	1,085,943
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/35	500,000	524,585
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/32	550,000	587,048
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,047,010
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	435,000	482,058
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	65,000	68,463
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	272,830
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	273,105
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	108,845
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/32	410,000	419,524
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/36	500,000	511,615
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/25	250,000	269,810
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,079,240
KS Dev Fin Auth Hlth Facs Rev (KU Hlth Sys) 5.000% 03/01/28	755,000	811,799
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 4.125% 11/15/27	100,000	106,786
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	519,410
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	287,152
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	284,880
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	550,495
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	265,290
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/28	250,000	261,300
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/30	445,000	461,674
Olathe KS Hlth Facs Rev Olathe Med Ctr - Prerefunded 5.000% 09/01/29	195,000	197,740
Olathe KS Hlth Facs Rev Olathe Med Ctr - Unrefunded 5.000% 09/01/29	305,000	307,772
Univ KS Hosp Auth Ref & Impt-KU Hlth Sys 4.000% 09/01/40	500,000	509,100
Univ KS Hosp Auth 5.000% 09/01/35	500,000	557,905
#Univ KS Hosp Auth 5.000% 03/01/31	500,000	578,385
Wichita KS Hosp Rev (Via Christi Hlth Sys) 5.000% 11/15/29	300,000	351,642
		12,781,406
Housing (0.3%)
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	160,000	160,296

Other Revenue (14.7%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	160,429
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	335,587
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	374,630
*Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	107,244
Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,087,700
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	523,985
KS Dev Fin Auth Rev Athletic Facs (K-St Athletics Inc) 5.000% 07/01/32	250,000	251,802
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,035
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	531,960
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	357,777
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	262,165
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	258,722
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	35,000	37,007
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	517,665
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	539,235
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,103,770
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	531,810
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	270,583
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	643,560
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	554,890
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	437,748
		8,908,304
Transportation (2.8%)
KS Dept of Transportation Highway Rev 5.000% 09/01/33	500,000	584,390
KS Dept of Transportation Highway Rev 5.000% 09/01/34	500,000	582,095
KS Dept of Transportation Highway Rev 5.000% 09/01/35	250,000	290,377
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	260,275
		1,717,137
Utilities (11.2%)
#Chisholm Creek KS Utility Rev Bel Aire & Park City KS Proj 4.000% 09/01/29	250,000	270,133
*KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,155,530
KS Pwr Pool Elec Util Rev 4.500% 12/01/28	500,000	527,280
KS Pwr Pool Elec Util Rev 5.000% 12/01/31	750,000	797,872
Kansas Power Pool Elec Util Rev Dogwood Fac-Ser A 4.000% 12/01/31	500,000	520,385
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	214,214
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	535,535
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	275,190
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,383,950
Wyandotte Cnty KS Govt Util Sys Rev Impt - Ser A 5.000% 09/01/35	500,000	555,985
Wyandotte Cnty KS Govt Util Sys Rev Impt - Ser B 5.000% 09/01/28	500,000	576,775
		6,812,849

TOTAL MUNICIPAL BONDS (COST: $57,452,351)		$59,839,805

OTHER ASSETS LESS LIABILITIES (1.6%)		997,951

NET ASSETS (100.0%)		$60,837,756

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEBRASKA MUNICIPAL FUND
Schedule of Investments April 28, 2017 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.6%)

Education (21.6%)
Douglas Cnty NE Edl Facs Rev Creighton Univ 5.500% 07/01/30	$350,000	$385,156
*Douglas Cnty NE Edl Facs Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,656,360
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	206,922
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	750,000	771,810
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	275,085
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	259,330
Univ of Nebraska UNMC Global Ctr Proj 5.000% 12/15/25	1,500,000	1,829,670
Univ of NE Brd of Regt (Student Fees & Fac) 5.000% 07/01/35	1,500,000	1,711,680
Univ of NE Brd of Regt (Student Fees & Fac) 5.000% 05/15/35	500,000	568,265
Univ of NE Rev 5.000% 05/15/33	250,000	290,652
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	250,487
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	625,800
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	262,385
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	265,835
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	297,979
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,093,820
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	277,650
		11,028,886
General Obligation (28.0%)
Douglas Cty School Dist. #001 GO Omaha NE Pub Schs 5.000% 12/15/29	2,130,000	2,587,929
Douglas Cnty NE SD #010 4.000% 12/15/34	300,000	314,781
Douglas Cnty NE SD #010 4.000% 12/15/30	500,000	536,485
Hall Cnty NE Arpt Auth Ser-A Amt GO 5.000% 07/15/30	410,000	444,666
Hall Cnty NE Arpt Auth Ser-A Amt GO 5.000% 07/15/31	435,000	470,630
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/33	500,000	568,310
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/39	500,000	560,035
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	100,065
City of Lincoln COP 4.000% 04/01/27	325,000	368,712
*Omaha NE (Convention Center) GO 5.250% 04/01/27	1,000,000	1,269,320
Omaha NE GO Ref- Ser A 5.000% 04/15/25	750,000	906,188
Omaha NE GO Ref- Ser A 5.000% 04/15/27	955,000	1,155,349
Omaha NE GO 5.000% 04/15/28	500,000	599,125
Omaha NE Unlimited GO 5.000% 10/15/25	45,000	49,185
City of Omaha NE 5.000% 10/15/25	205,000	222,945
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	265,418
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	255,627
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	263,070
Papio Missouri River NE Ref-Flood Protn & Wtr Quality Enhancement 4.000% 12/15/30	1,000,000	1,038,540
Ralston NE Arena GO 4.500% 09/15/31	500,000	441,965
Sarpy Cnty NE Sch Dist #37 Ref & Sch Bldg 5.000% 12/15/35	250,000	283,385
Scotts Bluff Cnty NE Sch Dist #32 GO 5.000% 12/01/31	250,000	289,927
Sidney NE GO 4.000% 12/15/36	1,250,000	1,301,150
		14,292,807
Health Care (6.7%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	262,273
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	539,405
Douglas Cty NE Hosp. Auth. #002 5.000% 05/15/27	200,000	236,076
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	847,788
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	442,556
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	281,413
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	279,695
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	278,903
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	270,985
		3,439,094
Housing (1.6%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	269,703
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	539,405
		809,108
Other Revenue (5.8%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	824,370
NE Coop Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	264,148
NE Coop Republican Platte Enhancement Project River 5.000% 12/15/38	160,000	168,760
#NE Coop Republican Platte Enhancement Project River 4.000% 12/15/26	250,000	264,200
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	117,841
*Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,132,290
Upper Republican Natural Resource District 4.000% 12/15/24	200,000	207,258
		2,978,867
Transportation (2.2%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	560,480
Omaha NE Arpt Auth Rev 5.000% 12/15/27	500,000	592,475
		1,152,955
Utilities (31.7%)
*Central Plains Energy Proj Rev 5.000% 09/01/27	2,000,000	2,208,360
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	539,230
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	519,335
Columbus NE Combined Rev & Ref 4.000% 12/15/32	100,000	106,121
Grand Island NE Sewer Sys Rev 5.000% 09/15/26	250,000	288,967
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	528,315
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,114,180
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	250,613
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	307,860
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	441,600
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	263,665
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	261,158
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/24	750,000	825,608
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/26	250,000	273,245
Muni Energy Agy of NE Pwr Supply Sys Rev 5.125% 04/01/24	195,000	210,448
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/30	500,000	555,535
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/32	100,000	110,859
NE Pub Pwr Dist Rev 5.000% 01/01/41	250,000	279,090
*NE Public Power Dist Gen- Ser C 5.000% 01/01/36	2,355,000	2,644,006
NE Pub Pwr Dist Rev 5.000% 01/01/28	250,000	283,415
NE Pub Pwr Dist Rev 5.000% 01/01/30	500,000	563,265
Omaha NE Pub Pwr Dist Elec Sys Rev 5.250% 02/01/23	250,000	258,410
Omaha NE Pub Pwr Dist Elec Sys Rev 5.500% 02/01/33	100,000	103,553
Omaha Sanitation & Sewer 5.000% 11/15/29	250,000	292,465
Omaha Sanitation & Sewer 5.000% 11/15/30	250,000	290,888
Omaha Sanitation & Sewer 5.000% 11/15/31	500,000	578,640
Omaha Sanitation & Sewer 4.000% 04/01/35	250,000	261,547
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 5.000% 02/01/32	250,000	285,285
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 5.000% 02/01/31	445,000	514,634
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 4.000% 02/01/32	400,000	421,112
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 4.000% 02/01/35	365,000	380,388
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	267,203
		16,229,000

TOTAL MUNICIPAL BONDS (COST: $48,624,366)		$49,930,717

OTHER ASSETS LESS LIABILITIES (2.4%)		1,215,439

NET ASSETS (100.0%)		$51,146,156

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of April 28, 2017.

OKLAHOMA MUNICIPAL BOND
Schedule of Investments April 28, 2017 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.0%)

Education (19.4%)
Okarche OK Econ Dev Auth Pub Schs Proj 5.000% 09/01/23	$250,000	$285,413
OK Agric & Mech Colleges Rev (OK St Univ) 5.000% 07/01/39	140,000	148,604
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	740,000	778,132
*OK Community College Student Fac Rev 4.375% 07/01/30	750,000	787,350
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	262,943
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	555,280
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/29	250,000	290,748
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/34	500,000	568,725
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	556,285
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/30	280,000	298,071
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/31	290,000	307,406
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/32	305,000	321,732
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/33	315,000	330,819
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,028,540
Univ of OK Rev 5.000% 07/01/37	290,000	322,393
Univ of OK Rev Gen-Ser A 5.000% 07/01/41	250,000	274,710
Univ of OK Rev Gen-Ser C 5.000% 07/01/36	500,000	559,040
Univ of OK Rev Gen-Ser C 4.000% 07/01/40	650,000	669,559
Univ of OK Rev Gen-Ser C 5.000% 07/01/38	500,000	556,525
		8,902,275
General Obligation (4.0%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	191,137
Oklahoma City OK 5.000% 03/01/27	400,000	413,784
*Oklahoma City OK 4.000% 03/01/24	1,000,000	1,129,970
Oklahoma City OK GO 3.000% 03/01/30	100,000	98,780
		1,833,671
Health Care (4.3%)
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/25	350,000	423,129
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/29	250,000	291,070
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 4.000% 08/15/38	250,000	254,073
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/42	250,000	266,440
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	485,000	485,703
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	260,600
		1,981,015
Housing (0.8%)
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.050% 09/01/23	190,000	190,471
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.150% 09/01/29	95,000	95,241
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.200% 09/01/32	90,000	90,231
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 09/01/17	10,000	10,035
		385,978
Other Revenue (24.1%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	307,225
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	279,295
Oklahoma City OK Economic Dev Trust 5.000% 03/01/32	250,000	269,480
Oklahoma City OK Economic Dev Trust 5.000% 03/01/34	500,000	541,525
Oklahoma City OK Economic Dev Trust 5.000% 03/01/33	250,000	268,895
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 4.500% 10/01/31	155,000	156,217
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/27	350,000	409,115
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/28	400,000	463,920
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/29	625,000	718,025
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/36	230,000	255,031
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/39	835,000	919,377
OK State Water Resources Board Rev. 5.000% 10/01/29	250,000	290,855
OK State Water Resources Loan Program Rev. 5.000% 10/01/33	500,000	576,175
OK State Water Resources Loan Program Rev. 5.000% 10/01/29	250,000	299,673
Okmulgee Cnty OK Govtl Bldg Auth Sales Tax Rev 4.250% 12/01/35	500,000	518,795
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	159,752
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	535,015
Sand Springs OK Muni Auth Capital IMPT Rev 4.250% 01/01/35	250,000	272,815
Sand Springs OK Muni Auth Capital IMPT Rev 4.000% 01/01/36	500,000	519,880
Tahlequah OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	604,153
Tulsa Cnty OK Indl Auth Cap Impts Rev 3.000% 09/01/27	245,000	247,399
Tulsa Cnty OK Pub Facs Auth Capital Impt Rev Ref 3.000% 11/01/22	500,000	528,870
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	467,061
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	254,086
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	270,987
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	396,486
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	534,095
		11,064,202
Transportation (7.7%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	251,922
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	251,697
OK St Cap Impt Auth 4.000% 10/01/24	800,000	877,112
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,088,360
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	276,617
OK St Turnpike Auth Rev 4.000% 01/01/31	500,000	525,790
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	276,275
		3,547,773
Utilities (38.7%)
Clinton OK Public Works Auth Utility 4.000% 12/01/34	750,000	781,627
Clinton OK Public Works Auth Utility 4.000% 12/01/39	500,000	513,440
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	108,221
Coweta OK Public Wks Auth Util Sys Rev 4.000% 08/01/32	1,000,000	1,037,760
Edmond OK Pub Wks Auth Sales Tax & Util Sys Rev 4.000% 07/01/41	355,000	365,387
Glenpool Util Rev 5.100% 12/01/35	250,000	274,142
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,044,640
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	208,496
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,188,800
Grand River Dam Auth Rev 5.000% 06/01/33	500,000	568,695
Miami OK Special Util Rev 4.000% 12/01/36	500,000	517,170
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,254,460
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	266,245
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	279,635
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/29	1,000,000	1,166,740
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	100,000	115,179
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/39	175,000	182,007
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	250,000	291,350
*OK Mun Pwr Auth Rev 5.750% 01/01/24	1,550,000	1,746,602
OK Municipal Power Auth Ref-Ser A 5.000% 01/01/38	575,000	640,349
OK Wtr Resources Brd 5.000% 04/01/28	500,000	538,920
OK Wtr Resources Brd 5.000% 04/01/32	140,000	157,823
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	164,704
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	105,089
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	846,435
Seminole OK Utilities Auth Sales Tax Rev 3.000% 09/01/24	100,000	102,409
Seminole OK Utilities Auth Sales Tax Rev 3.150% 09/01/25	380,000	393,308
Seminole OK Utilities Auth Sales Tax Rev 3.300% 09/01/26	315,000	323,329
Tulsa OK Metropolitan Util Auth Ref- Ser C 5.000% 10/01/25	500,000	615,850
		17,798,812

TOTAL MUNICIPAL BONDS (COST: $44,171,892)		$45,513,726

OTHER ASSETS LESS LIABILITIES (1.0%)		482,445

NET ASSETS (100.0%)		$45,996,171

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

MAINE MUNICIPAL FUND
Schedule of Investments April 28, 2017 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (92.9%)

Education (18.2%)
ME Edl Ln Auth Student Ln Rev 5.875% 12/01/39	$120,000	$127,086
ME Edl Ln Auth Student Ln Rev 4.450% 12/01/25	100,000	106,605
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	757,378
ME Health & Higher Ed Facs Auth Rev Ref Ser A Colby Clg 5.000% 07/01/39	500,000	563,640
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/34	250,000	283,770
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/37	185,000	188,127
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	268,318
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	298,936
ME Health & Higher Ed Facs Auth Rev Univ New England 5.000% 07/01/26	940,000	1,113,853
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	111,609
Univ of ME Sys Rev 4.750% 03/01/37	5,000	5,010
		3,824,332
General Obligation (29.0%)
Auburn, ME GO 4.500% 09/01/22	100,000	114,157
Bangor ME 4.000% 09/01/24	155,000	160,465
Biddeford ME GO 4.000% 10/01/26	250,000	285,768
Falmouth ME GO 4.250% 11/15/31	200,000	213,588
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	110,149
Gray ME Unlimited GO 4.000% 10/15/26	280,000	295,290
Gray ME Unlimited GO 4.000% 10/15/27	280,000	294,739
Lewiston ME GO Ref Public Impt Ser A 3.000% 02/15/32	150,000	147,810
Lewiston ME GO 3.000% 02/15/31	185,000	186,946
State of Maine General Obligation 4.000% 06/01/20	150,000	165,381
Maine ST GO 5.000% 06/01/25	500,000	612,600
Maine ST GO BDS 2016 B 5.000% 06/01/26	250,000	309,968
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	272,882
Portland ME GO 4.250% 05/01/29	150,000	157,094
Portland ME GO 4.125% 10/01/29	100,000	104,659
Portland ME GO 5.000% 08/01/21	125,000	146,496
Portland ME GO 5.000% 08/01/22	125,000	144,821
Portland ME GO 5.000% 04/01/28	250,000	309,563
Saco ME GO 4.000% 04/01/28	100,000	105,417
Scarborough, ME GO 4.000% 11/01/28	100,000	108,483
ME Sch Administrative Dist # 15 GO 4.000% 11/01/26	145,000	167,002
ME Sch Administrative Dist # 15 GO 4.000% 11/01/27	145,000	167,587
ME Sch Administrative Dist # 51 GO 4.250% 10/15/29	250,000	262,430
ME Sch Administrative Dist # 51 GO 4.000% 10/15/29	100,000	111,406
Waterville ME GO 4.000% 07/01/25	135,000	147,130
Waterville ME GO 3.000% 04/01/25	250,000	265,300
Wells-Ogunquit Community School Dist. 4.000% 11/01/24	100,000	116,019
Westbrook ME GO 5.000% 10/15/26	490,000	591,792
		6,074,942
Health Care (22.5%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	50,000	55,943
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	130,000	144,682
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	10,000	11,033
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	10,000	11,270
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	190,000	197,661
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	190,000	210,799
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	15,000	15,108
*ME Health & Higher Ed Facs Auth Rev Central Maine Medical Center 5.000% 07/01/39	610,000	641,622
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	123,043
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	277,493
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	268,385
*ME Health & Higher Ed Facs Auth Rev MaineHealth 5.000% 07/01/29	1,000,000	1,115,500
ME Health & Higher Ed Facs Auth Rev MaineHealth 5.000% 07/01/30	500,000	562,190
ME Health & Higher Ed Facs Auth Rev MaineHealth 5.000% 07/01/31	500,000	553,080
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	15,000	17,932
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	235,000	278,404
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	5,000	5,036
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	230,000	231,256
		4,720,437
Housing (3.1%)
ME St Hsg Auth Mtg Pur 4.000% 11/15/24	15,000	15,042
ME St Hsg Auth Mtg Pur 4.000% 11/15/35	435,000	436,040
ME St Hsg Auth Mtg Pur 4.000% 11/15/30	205,000	206,507
		657,589
Other Revenue (6.0%)
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	215,468
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	129,150
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	144,881
Maine Municipal Bond Bank 5.000% 11/01/27	100,000	119,350
Maine Municipal Bond Bank 3.000% 11/01/33	100,000	93,345
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,018
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	537,547
		1,244,759
Transportation (9.3%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,089,310
Maine St Tpk Auth Spl Oblig 4.000% 07/01/32	250,000	258,788
Portland ME Airport Rev 5.250% 01/01/35	250,000	263,418
Portland ME Airport Rev 5.000% 07/01/22	100,000	114,915
Portland ME Airport Rev 5.000% 07/01/23	100,000	116,146
Portland ME Airport Rev 5.000% 07/01/24	100,000	114,999
		1,957,576
Utilities (4.8%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	504,415
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	508,580
		1,012,995

TOTAL MUNICIPAL BONDS (COST: $18,921,966)		$19,492,630

OTHER ASSETS LESS LIABILITIES (7.1%)		1,487,659

NET ASSETS (100.0%)		$20,980,289

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments April 28, 2017 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.3%)

Education (12.8%)
NH Health & Ed Facs Auth Rev Univ System of New Hampshire 5.000% 07/01/27	$120,000	$141,946
NH Health & Ed Facs Auth Rev Ref-Univ New Hampshire 5.000% 07/01/28	175,000	208,598
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.625% 06/01/30	175,000	180,777
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.875% 06/01/35	70,000	72,852
NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	109,904
NH Health & Ed Facs Auth Rev Dartmouth College 5.250% 06/01/39	100,000	108,662
		822,739
General Obligation (57.3%)
Bedford NH GO 5.000% 04/01/26	250,000	308,732
Concord NH GO 4.000% 01/15/28	225,000	258,847
Concord NH GO 4.000% 01/15/30	175,000	194,297
Concord NH School District GO 5.000% 03/01/26	250,000	309,477
Concord NH School District GO 5.000% 03/01/27	250,000	312,785
Dover NH GO Ref 5.000% 06/15/25	75,000	92,115
Dover NH GO 4.000% 06/15/28	100,000	107,506
Grafton County NH Ref GO 5.000% 07/01/28	250,000	304,083
Hillsborough NH GO 4.000% 11/01/20	100,000	100,289
Hillsborough NH GO 4.000% 11/01/21	100,000	100,314
Hooksett NH Sch Dist GO 5.000% 07/15/22	100,000	117,960
Keene NH GO 4.000% 07/01/27	75,000	85,187
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	102,038
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	102,173
Merrimack Cnty NH GO 5.000% 11/15/26	70,000	84,671
Nashua NH GO 4.000% 03/15/22	200,000	224,036
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	186,037
NH St GO Cap Impt - Ser B 5.000% 12/01/28	75,000	90,100
NH St Cap Impt GO 4.750% 03/01/27	100,000	103,349
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	105,962
Salem NH School District GO 5.000% 11/15/24	100,000	121,968
*Salem NH School District GO 4.000% 12/01/27	250,000	278,195
		3,690,121
Health Care (15.8%)
NH Health & Ed Facs Auth Rev Southern NH Med Ctr 5.250% 10/01/23	80,000	81,486
NH Health & Ed Facs Auth Rev Southern NH Med Ctr 5.250% 10/01/23	20,000	20,363
NH Health & Ed Facs Auth Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	111,082
NH Health & Ed Facs Auth Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	103,709
*NH Health & Ed Facs Auth Rev Covenant Health 5.000% 07/01/31	150,000	153,916
NH Health & Ed Facs Auth Rev Catholic Med Center 5.000% 07/01/24	100,000	111,443
*NH Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	112,247
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	50,000	52,501
NH Health & Ed Facs Auth Rev Ref- Memorial Hospital 5.000% 06/01/20	125,000	133,634
NH Health & Ed Facs Auth Rev Ref- Memorial Hospital 5.250% 06/01/26	125,000	137,899
		1,018,280
Housing (5.8%)
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	60,000	60,544
NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	135,000	138,823
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	65,000	68,385
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	107,094
		374,846
Transportation (3.1%)
Manchester NH Gen Airport Rev 5.000% 01/01/23	75,000	84,628
NH St Turnpike Sys Rev 5.000% 08/01/25	100,000	115,908
		200,536
Utilities (3.5%)
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/29	100,000	112,250
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/30	100,000	111,937
		224,187

TOTAL MUNICIPAL BONDS (COST: $6,189,236)		$6,330,709

OTHER ASSETS LESS LIABILITIES (1.7%)		110,558

NET ASSETS (100.0%)		$6,441,267

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of April 28, 2017, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$57,452,351	$48,624,366	$44,171,892	$18,921,966	$6,189,236
Unrealized appreciation	$2,608,977	$1,511,285	$1,603,887	$592,317	$147,052
Unrealized depreciation	($221,523)	($204,934)	($262,053)	($21,653)	($5,579)
Net unrealized appreciation (depreciation)*	$2,387,454	$1,306,351	$1,341,834	$570,664	$141,473

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 28, 2017:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$59,839,805	$0	$59,839,805
Total	$0	$59,839,805	$0	$59,839,805

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$49,930,717	$0	$49,930,717
Total	$0	$49,930,717	$0	$49,930,717

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$45,513,726	$0	$45,513,726
Total	$0	$45,513,726	$0	$45,513,726

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$19,492,630	$0	$19,492,630
Total	$0	$19,492,630	$0	$19,492,630
	.
New Hampshire Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$6,330,709	$0	$6,330,709
Total	$0	$6,330,709	$0	$6,330,709

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 29, 2017

By: /s/ Adam Forthun
Adam Forthun
Treasurer

June 29, 2017